EXPENSE BY NATURE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
EXPENSE BY NATURE
Purchase of inventories in relation to trading activities	¥ 149,177,935		¥ 102,515,791	¥ 104,928,962
Raw materials and consumables used, and changes in work-in-progress and finished goods	45,735,508		32,935,620	35,550,482
Power and utilities	24,283,691		16,766,950	16,755,424
Depreciation of right-of-use assets	744,511		767,553	1,075,825
Depreciation and amortization (other than depreciation of right-of-use assets) expenses	7,969,871		7,920,108	7,720,407
Employee benefit expenses (Note 30)	8,878,784		7,877,451	7,777,692
Repairs and maintenance	2,797,464		1,595,880	1,867,160
Transportation expenses and logistic cost	5,662,341		4,079,157	3,420,360
Inventory impairment loss	456,538		1,321,387	1,163,272
Research and development expenses	2,362,204	$ 370,681	1,434,056	940,828
Taxes other than income tax expense (Note (i))	2,247,649		1,601,728	1,431,587
-Audit services	18,170		18,170	25,444
-Non-audit services	870		700	2,388
-Other auditors	2,746		12,436	5,505
Others	1,332,875		1,154,102	1,978,911
Total - Expense by nature	¥ 251,151,248		¥ 179,581,637	¥ 184,644,247